Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The following table summarizes financial assets and liabilities carried at fair value, including derivative instruments on a gross basis, and the location of these instruments on the Consolidated Balance Sheets as of December 31, 2014 and 2013:

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)		at Fair Value	Level 1	Level 2	Level 3

December 31, 2014
Derivatives recorded in "Other current assets":
Currency hedge portfolio	Gross amounts of recognized assets	$10,215	$—	$10,215	$—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(145)	—	(145)	—
Net amount recorded in other current assets		10,070	—	10,070	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	14,103	—	14,103	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(438)	—	(438)	—
Bunker fuel forward contracts	Gross amounts of recognized liabilities	(15,990)	—	(15,990)	—
Net amount recorded in accrued liabilities		(2,325)	—	(2,325)	—
December 31, 2014		$7,745	$—	$7,745	$—

December 31, 2013
Derivatives recorded in "Investments & other assets, net":
Currency hedge portfolio	Gross amounts offset in the balance sheets	$(220)	$—	$(220)	$—
Bunker fuel forward contracts	Gross amounts of recognized assets	953	—	953	—
Bunker fuel forward contracts	Gross amounts offset in the balance sheets	(100)	—	(100)	—
Net amount recorded in investments & other assets, net		633	—	633	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	1,250	—	1,250	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(5,947)	—	(5,947)	—
Bunker fuel forward contracts	Gross amounts offset in the balance sheets	778	—	778	—
Bunker fuel forward contracts	Gross amounts of recognized liabilities	(643)		(643)
30-day euro forward contracts	Gross amounts offset in the balance sheets	245	—	245	—
Net amount recorded in accrued liabilities		(4,317)	—	(4,317)	—
Derivatives recorded in "Other liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	833	—	833	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(930)	—	(930)	—
Net amount recorded in other liabilities		(97)	—	(97)	—
December 31, 2013		$(3,781)	$—	$(3,781)	$—